OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

19.	OTHER NON-CURRENT ASSETS

(in thousands of $)	2011	2010
Deferred tax asset (see note 8)	622	1,231
Other investments	7,347	7,347
Other long-term assets	6,324	29,944
	14,293	38,522

Other investments refer to the Company's investment in TORP Technology and OLT Offshore LNG Toscana S.p.A ("OLT–O").

TORP Technology is a Norwegian registered unlisted company, which is involved in the construction of an offshore regasification terminal in the US Gulf of Mexico.  During December 2010, the Company identified events and changes in circumstances which indicated the carrying value of this investment was not recoverable. Therefore the Company fully impaired its investment in TORP Technology resulting in an impairment charge of $3.0 million in 2010.  Accordingly as of December 31, 2011 and 2010, the Company recognized a $nil carrying value for the investment but retains a 1.1% interest in the company's issued share capital.

OLT-O is an Italian incorporated unlisted company, which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy.  As at December 31, 2011, the Company's investment in OLT-O was $7.3 million amounting to a 2.7% interest in OLT–O's issued share capital.

Other long-term assets include unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification.  Of these parts $8.4 million have been used internally for both the retrofitting of the Nusantara Regas Satu which is in progress and to a lesser extent the Golar Freeze in 2009.  Since acquisition, the Company has recognized total impairment charges of $3.5 million (see note 6).  As of December 31, 2011 and 2010, the carrying value of these parts was $3.5 million and $12 million, respectively.  In addition, as of December 31, 2010, an amount of $17.9 million related to payments made to suppliers for equipment and engineering in respect of the Nusantara Regas Satu retrofitting.  In 2011, the Nusantara Regas Satu entered the shipyard for its retrofitting and therefore these amounts have been transferred to vessels and equipment (see note 15).